Fair value measurements	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair value measurements

Note 6.      Fair value measurements

ASC 820 establishes a three-tier fair value hierarchy for measuring financial instruments, which prioritizes the inputs used in measuring fair value. These tiers include:

•	Level 1, defined as observable inputs such as quoted prices in active markets;

•	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and

•	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

	As at December 31, 2023		As at December 31, 2022
USD'000	Carrying amount	Fair value	Carrying amount	Fair value	Fair value level	Note ref.
Nonrecurring fair value measurements
Accounts receivable, net of allowance for credit losses	5,471	5,471	2,573	2,573	3	8
Notes receivable, current	63	63	67	67	3	9
Notes receivable from related parties, noncurrent	-	-	64	64	3
Equity securities, at cost	486	486	472	472	3	17
Accounts payable	12,863	12,863	13,401	13,401	3	19
Notes payable	4,164	4,164	4,196	4,196	3	20
Bonds, mortgages and other long-term debt	1,820	1,820	1,850	1,850	3	22
Convertible note payable, noncurrent	1,519	1,846	1,267	1,267	3	22
Recurring fair value measurements
Equity securities, at fair value	-	-	1	1	1	18

In addition to the methods and assumptions we use to record the fair value of financial instruments as discussed above, we used the following methods and assumptions to estimate the fair value of our financial instruments:

-	Accounts receivable, net of allowance for credit losses – carrying amount approximated fair value due to their short-term nature.

-	Notes receivable, current – carrying amount approximated fair value due to their short-term nature.

-	Notes receivable from related parties, noncurrent- carrying amount approximated fair value because time-value considerations are immaterial to the accounts.

-	Equity securities, at cost - no readily determinable fair value, measured at cost minus impairment.

-	Accounts payable – carrying amount approximated fair value due to their short-term nature.

-	Notes payable – carrying amount approximated fair value due to their short-term nature.

-	Bonds, mortgages and other long-term debt – carrying amount approximated fair value.

-	Convertible note payable, noncurrent – fair value is calculated based on the present value of the future cash flows as of the reporting date.

-	Equity securities, at fair value – fair value remeasured as at reporting period.